DEBT AND FINANCING OBLIGATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
DEBT
DEBT AND FINANCING OBLIGATIONS

Note 7—DEBT AND FINANCING OBLIGATIONS

        The composition of the Company's debt and financing obligations is as follows (in thousands):

	September 30, 2011	December 31, 2010
Related party debt, including accrued interest:
2009 Convertible Notes	$—	$11,655
2009 Secured Notes	—	12,324
2010 Secured Notes	—	15,462
2010 HBM Secured Notes	—	3,945
2010 Convertible Notes, net of debt discount	—	6,409

	—	49,795

Financing obligations:
Hercules Note, current portion	4,871	3,182
Hercules Note, long-term portion, net of debt discount	20,603	21,869
Royalty interest obligation, current portion	1,293	1,575
Royalty interest obligation, long-term portion	1,842	2,996

	28,609	29,622

Total debt and financing obligations	$28,609	$79,417

  2009 Convertible Notes

        Upon completion of the initial public offering in February 2011, all outstanding principal and accrued interest, which totaled $11.7 million under the 2009 Convertible Notes was converted into 871,635 shares of common stock.

  2009 Secured Notes

        Upon the completion of the initial public offering in February 2011, all outstanding principal and accrued interest, which totaled $12.5 million under the 2009 Secured Notes was converted into an aggregate of 927,881 shares of common stock.

  2010 Secured Notes

        Upon the completion of the initial public offering in February 2011, all outstanding principal and accrued interest, which totaled $15.5 million under the 2010 Secured Notes was converted into an aggregate of 1,156,606 shares of common stock.

  2010 Convertible Notes

        Upon the completion of the initial public offering in February 2011, all outstanding principal on the 2010 Convertible Notes of $7.5 million was converted into an aggregate of 1,071,428 shares of common stock. Due to this conversion, the combined value of $1.1 million representing the warrants, which were issued in connection with the issuance and sale of the 2010 Convertible Notes, and the beneficial conversion feature was amortized in full.

  HBM Secured Notes

        Upon the completion of the initial public offering in February 2011, all outstanding principal and accrued interest, which totaled $4.0 million, and an early prepayment penalty, under the HBM Secured Notes was converted into 297,359 shares of common stock.

  Hercules Note

        The outstanding principal on the term loan (Hercules Note) under the Hercules Credit Facility entered into on November 24, 2010 was $26.3 million as of September 30, 2011 and December 31, 2010. The term loan under the Hercules Credit Facility is comprised of two tranches, Tranche A and Tranche B. The Tranche A portion of the term loan is comprised of $11.3 million in principal and carries a floating per annum interest rate equal to 10.25% plus the amount, if any, by which the prime rate exceeds 4.00%. The Tranche B portion of the term loan is comprised of $15.0 million in principal and carries a floating per annum interest rate equal to 12.65% plus the amount, if any, by which the prime rate exceeds 4.00%. As of September 30, 2011, the blended interest rate on the Hercules Note was 11.62%.

        The Hercules Note provides for an "interest only period" when no principal amounts are due and payable. The interest only period was initially from November 24, 2010 through August 31, 2011, but was extended through November 30, 2011, upon the Company's request after certain conditions were met. See Note 12—Susbequent Events for further discussion. Following the end of the interest only period, the term loan is to be repaid in 33 monthly installments of principal and interest beginning on the first business day after the month in which the interest only period ends. The Company's principal payments as of September 30, 2011 are currently due as follows: $7.1 million in 2012, $9.4 million in 2013 and $9.8 million in 2014.

10. DEBT

        The composition of the Company's debt and financing obligations, including accrued interest, is as follows:

	December 31,
	2010	2009
	(in thousands)
Related party debt, including accrued interest:
2009 Convertible notes	$11,655	$11,124
2009 Secured notes	12,324	11,049
2010 Secured notes	15,462	—
2010 HBM Secured note	3,945	—
2010 Convertible note, net of debt discount	6,409	—

	49,795	22,173

Financing obligations:
Hercules note, current portion	3,182	—
Hercules note, long-term portion, net of debt discount	21,869	—
Royalty interest obligation, current portion	1,575	1,599
Royalty interest obligation, long-term portion	2,996	3,647

	29,622	5,246

Total debt and financing obligations	$79,417	$27,419

CONVERTIBLE NOTES PAYABLE

  2009 Convertible Notes

        In January 2009, the Company sold $10.63 million aggregate principal amount of unsecured convertible promissory notes, or the 2009 Convertible Notes. The 2009 Convertible Notes were issued with detachable warrants to purchase an aggregate of 158,065 shares of the Company's common stock at an exercise price of $2.69 per share. In recording the transaction, the Company allocated the proceeds of the 2009 Convertible Notes and the warrants based on their relative fair values. Fair value of the warrants was determined using the Black-Scholes valuation model and allocated to additional paid-in capital. It was also determined that the 2009 Convertible Notes contained a beneficial conversion feature since the fair value of the common stock issuable upon the conversion of the notes exceeded the value allocated to the notes. The Company recognized and measured the embedded beneficial conversion feature of each of the 2009 Convertible Notes by allocating a portion of the proceeds equal to the intrinsic value of that feature to additional paid-in capital. The intrinsic value of the beneficial conversion feature was calculated at the commitment date as the difference between the conversion price and the fair value of the securities into which the convertible instruments were convertible.

        The 2009 Convertible Notes accrue interest at an annual rate of 5% payable at maturity or at the time of conversion. In connection with entering into the Hercules Credit Facility, as described further below, the maturity dates of the 2009 Convertible Notes was extended to the earliest of (1) a sale of the Company, (2) the date which is 30 days after the last day of the month that is 33 months after the expiration of the "interest only period" under the Hercules Credit Facility and (3) 91 days after the date that all obligations under the Hercules Credit Facility are paid in full and the Hercules Credit Facility is terminated. Also in connection with entering into the Hercules Credit Facility, the holders of the 2009 Convertible Notes entered into a subordination agreement with Hercules pursuant to which the 2009 Convertible Notes were subordinated to the Hercules Credit Facility. Previously, in connection with GECC Credit Facility, as further described below, holders of the 2009 Convertible Notes had entered into an inter-creditor agreement with the holders of the 2009 Secured Notes and the 2010 Secured Notes whereby the 2009 Convertible Notes were subordinated to the 2009 Secured Notes and the 2010 Secured Notes, and the holders of the 2009 Secured Notes agreed to share payments pro rata with the holders of the 2010 Secured Notes.

        Upon the closing of a Qualified Financing (as defined below), unless the holders of a majority of the aggregate principal amount of all 2009 Convertible Notes have elected Optional Conversion of the 2009 Convertible Notes as described below, all outstanding principal and accrued interest under the 2009 Convertible Notes will automatically convert into shares of the same class and series of capital stock of the Company issued to investors in the Qualified Financing at a conversion price per share equal to the price per share paid by other investors in the Qualified Financing. A "Qualified Financing" means the next sale of preferred stock of the Company (i) with gross proceeds to the Company (including proceeds from any indebtedness of the Company that converts into equity in such financing) of at least $10 million or (ii) that is designated as a "Qualified Financing" by the holders of a majority of the aggregate principal amount of all 2009 Convertible Notes. Additionally, the 2009 Convertible Notes and any unpaid interest may be converted to Series A convertible preferred stock upon the election by the holders of a majority of the aggregate principal amount of all 2009 Convertible Notes with a conversion price paid per share equal to the price per share of Series A convertible preferred stock at the time of conversion ("Optional Conversion"). The warrants have an exercise price per share of $2.69 and will expire on January 21, 2014.

        In the event of the completion of a merger or consolidation, sale of all the Company's assets or common stock or voluntary or involuntary liquidation, prior to full payment of the 2009 Convertible Notes or prior to the time when the 2009 Convertible Notes may be converted, the 2009 Convertible Notes will be due and payable with a control premium and the then outstanding principal and unpaid accrued interest and will be senior to all payments of Company common stock and Series A convertible preferred stock. Additionally, the 2009 Convertible Notes are due on demand in the event of default, litigation that threatens to materially and adversely affect the Company's business, operations, assets or results of operations, or bankruptcy by the Company.

        The value of the warrants has been recorded as a discount to the 2009 Convertible Notes and amortized as a component of interest expense over the original term of the notes. For the year ended December 31, 2009, the amortization of the discount was $269,000 resulting in no remaining balance as of December 31, 2010 and 2009.

        The value of the beneficial conversion feature has been recorded as a discount to the 2009 Convertible Notes and amortized as a component of interest expense over the original term of the notes. For the year ended December 31, 2009, the amortization of the discount was $269,000 resulting in no remaining balance as of December 31, 2010 and 2009.

        The outstanding principal and accrued interest on the 2009 Convertible Notes was $11.7 million and $11.1 million as of December 31, 2010 and 2009, respectively, and annual interest expense associated with these notes was $0.5 million for the years ended December 31, 2010 and 2009. As further discussed in Note 18, the 2009 Convertible Notes converted into an aggregate of 871,635 shares of common stock upon the Company's initial public offering in February 2011.

  December 2010 Convertible Notes

        On December 29, 2010, the Company sold $15.0 million in aggregate principal amount of convertible promissory notes, or the December 2010 Convertible Notes, in a private placement to certain of its existing investors. 50% of the principal amount was funded on December 29, 2010. The remaining 50% of the principal amount will be funded in a second closing to occur upon written request of holders of at least 75% of the outstanding principal amount of the December 2010 Convertible Notes on or before the earlier of the completion of the Company's initial public offering or March 31, 2011. In connection with the issuance and sale of the December 2010 Convertible Notes, the Company issued warrants to the holders of the December 2010 Convertible Notes to purchase an aggregate of 167,361 shares of its common stock with an exercise price of $13.44 per share. Pursuant to the terms of the agreement for the issuance and sale of the December 2010 Convertible Notes, in the event a second closing of the issuance and sale of the December 2010 Convertible Notes occurs, the Company will issue warrants to the holders of the December 2010 Convertible Notes to purchase an additional 167,361 shares of its common stock with an exercise price of $13.44 per share. The Company's existing investors have indicated they will not purchase the additional $7.5 million of December 2010 Convertible Notes in the second closing. The December 2010 Convertible Notes will have an interest rate of 5% per year from and after March 31, 2011 and all principal and accrued and unpaid interest on the December 2010 Convertible Notes is due and payable upon the earliest of: (1) a sale of the Company, (2) the date which is 30 days after the last day of the month that is 33 months after the expiration of the "interest only period" under the Hercules Credit Facility and (3) 91 days after the date that all obligations under the Hercules Credit Facility are paid in full and the Hercules Credit Facility is terminated.

        Upon completion of the Company's proposed initial public offering (see Note 18), all principal and interest due under the December 2010 Convertible Notes will be converted into shares of the Company's common stock at a conversion price equal to the price per share of common stock sold in the Company's initial public offering. Purchasers of the December 2010 Convertible Notes included certain holders of more than 5% of the Company's capital stock, or entities affiliated with them.

        The fair value of the warrants granted on December 29, 2010 is $0.5 million and the fair value of the beneficial conversion feature is a corresponding $0.5 million. The value of the warrants and the beneficial conversion feature was recorded as a discount to the December 2010 Convertible Notes and amortized as a component of interest expense over the original term of the December 2010 Convertible Notes. Upon the completion of the Company's initial public offering, when the December 2010 Convertible Notes are converted into common stock, any unamortized balance will be recognized in full on the date of such event.

        The outstanding principal and accrued interest on the 2010 Convertible Notes was $7.5 million as of December 31, 2010. As further discussed in Note 18, the 2010 Convertible Notes converted into an aggregate of 1,071,428 shares of common stock upon the Company's initial public offering in February 2011.

SECURED PROMISSORY NOTES

  2009 Secured Notes

        In June 2009, the Company entered into an agreement with certain of its existing investors to issue $10.63 million in aggregate principal amount of secured notes, or the 2009 Secured Notes. To secure the performance of the Company's obligations under purchase agreement for the 2009 Secured Notes, the Company granted a security interest in all of its assets except the assets that secure the Company's obligations under its agreement with Paul Capital to the investors. In connection with entering into the Hercules Credit Facility, the holders of the 2009 Secured Notes entered into a subordination agreement with Hercules pursuant to which the 2009 Secured Notes were subordinated to the Hercules Credit Facility. Previously, in connection with GECC Credit Facility, as further described below, 2009 Secured Noteholders had entered into an inter-creditor agreement with the holders of the 2009 Convertible Notes and the 2010 Secured Notes whereby the 2009 Convertible Notes were subordinated to the 2009 Secured Notes and the 2010 Secured Notes, and the holders of the 2009 Secured Notes agreed to share payments pro rata with the holders of the 2010 Secured Notes.

        The 2009 Secured Notes have an interest rate of 12% per year and all principal and accrued and unpaid interest on the 2009 Secured Notes is due on December 31, 2010. In connection with entering into the Hercules Credit Facility, the maturity dates of the 2009 Secured Notes was extended to the earliest of (1) a sale of the Company, (2) the date which is 30 days after the last day of the month that is 33 months after the expiration of the "interest only period" under the Hercules Credit Facility and (3) 91 days after the date that all obligations under the Hercules Credit Facility are paid in full and the Hercules Credit Facility is terminated.

        The outstanding principal and accrued interest on the 2009 Secured Notes was $12.3 million and $11.0 million as of December 31, 2010 and 2009, respectively, and interest expense associated with these promissory notes was $1.3 million and $0.4 million for the years ended December 31, 2010 and 2009, respectively.

  2010 Secured Notes

        In March 2010, the Company entered into an agreement with certain of its existing investors to issue $15 million in aggregate principal amount of secured notes, or the 2010 Secured Notes. To secure the performance of its obligations under the purchase agreement for the 2010 Secured Notes, the Company granted a subordinated security interest in substantially all of its assets, including its intellectual property assets, to the investors. The investors purchased the entire $15 million of 2010 Secured Notes in three closings in March, June and September 2010.

        The 2010 Secured Notes have an interest rate of 5% per year and all principal and accrued and unpaid interest is due on December 31, 2010. In connection with entering into the Hercules Credit Facility, as described further below, the maturity dates of the 2009 Secured Notes was extended to the earliest of (1) a sale of the Company, (2) the date which is 30 days after the last day of the month that is 33 months after the expiration of the "interest only period" under the Hercules Credit Facility and (3) 91 days after the date that all obligations under the Hercules Credit Facility are paid in full and the Hercules Credit Facility is terminated. Also in connection with entering into the Hercules Credit Facility, the holders of the 2010 Secured Notes entered into a subordination agreement with Hercules pursuant to which the 2010 Secured Notes were subordinated to the Hercules Credit Facility. Previously, in connection with GECC Credit Facility, as further described below, 2010 Secured Noteholders had entered into an inter-creditor agreement with the holders of the 2009 Convertible Notes and the 2009 Secured Notes whereby the 2009 Convertible Notes were subordinated to the 2009 Secured Notes and the 2010 Secured Notes, and the holders of the 2009 Secured Notes agreed to share payments pro rata with the holders of the 2010 Secured Notes.

        The outstanding principal and accrued interest on the 2010 Secured Notes was $15.5 million as of December 31, 2010 and interest expense associated with these notes was $0.5 million for the year ended December 31, 2010.

  HBM Term Loan

        On April 30, 2010, the Company entered into a subordinated secured note purchase agreement with entities affiliated with HBM BioVentures, or HBM, to issue $3.75 million in aggregate principal amount of secured notes, or the HBM Secured Notes, in a private placement. Pursuant to the purchase agreement for the HBM Secured Notes, upon written notice delivered to HBM prior to September 30, 2010, HBM purchased an amount of secured notes set forth in the notice. HBM purchased the entire $3.75 million of the HBM Secured Notes in three closings in April, June and September 2010. To secure the performance of its obligations under the purchase agreement for the HBM Secured Notes, the Company granted a subordinated security interest in substantially all of its assets, including its intellectual property assets, other than the assets that secure its obligations under its agreement with Paul Capital. The HBM Secured Notes carry an interest rate of approximately 10% per year. In addition, the HBM Secured Notes require a final payment fee if they are prepaid prior to the maturity date. The maturity date of the HBM Secured Notes is the earliest of (1) a sale of the Company, (2) the date which is 30 days after the last day of the month that is 33 months after the expiration of the "interest only period" under the Hercules Credit Facility and (3) 91 days after the date that all obligations under the Hercules Credit Facility are paid in full and the Hercules Credit Facility is terminated. On November 24, 2010, the holders of the HBM Secured Notes entered into a subordination agreement with Hercules pursuant to which the HBM Secured Notes were subordinated to the Hercules Credit Facility.

        The outstanding principal and accrued interest on the HBM Secured Notes was $3.9 million as of December 31, 2010 and interest expense associated with these notes was $0.2 million for the year ended December 31, 2010.

CREDIT FACILITIES

  GECC Credit Facility

        In April 2010, The Company entered into a credit facility with General Electric Capital Corporation (the "GECC Credit Facility"), with $11.25 million available for borrowing. The Company borrowed an aggregate principal amount of $5.62 million at the closing, $2.81 million on July 1, 2010 and the remaining $2.81 million on September 2, 2010. Each of the term loans under the GECC Credit Facility carried a fixed interest rate of approximately 10% that was payable monthly. The GECC Credit Facility required no payment of principal for the first year, and then equal principal payments over 24 months until the maturity dates of 3 years from the funding dates. The GECC Credit Facility was secured by a first priority lien on all of the Company's assets other than the assets that secure its obligations under its agreement with Paul Capital, and was guaranteed in full by certain majority investors of the Company (the "guarantors").

        In connection with any prepayments of term loans under the GECC Credit Facility, the Company was required to pay, in addition to all principal and accrued and unpaid interest on such term loan, a final payment fee equal to (i) 0.45% of the original principal amount of such term loan if the prepayment was made or required before the one year anniversary of such term loan, (ii) 2.25% of the original principal amount of such term loan if the prepayment was made or required on or after the one year anniversary of such term loan but before the two year anniversary of such term loan, and (iii) 3.50% of the original principal amount of such term loan if the prepayment was made or required on or after the two year anniversary of such term loan.

        The GECC Credit Facility was guaranteed by the Company and was secured by a first priority lien on all of the assets of both PPI-California and the guarantors, other than the assets that secure its obligations under its agreement with Paul Capital. In addition, the GECC Credit Facility was guaranteed by certain of the Company's investors (other than HBM) on a several and not joint basis which guarantee was limited to each investor's pro rata portion of the outstanding principal and accrued and unpaid interest under the GECC Credit Facility, but in no event to exceed $11.25 million in the aggregate. The obligations of the investors under the guarantee is not triggered until the earlier to occur of (i) thirty days after written notice from the agent that the obligations under the GECC Credit Facility have been accelerated, and (ii) the occurrence of a bankruptcy or insolvency event with respect to the borrower, the Company or any of the investor guarantors. The guarantee by the Company's investors of the GECC Credit Facility also included covenants that required each such investor to maintain at all times unfunded commitments from its investors in an amount equal to at least one and one-half times the maximum amount that the investor would have been obligated for under the investor guarantee, and also included certain control requirements with respect to such investors.

        The GECC Loan and Security Agreement contained events of default including payment default, default arising from the breach of the provisions of the GECC Loan and Security Agreement and related documents or the inaccuracy of representations and warranties, attachment default, judgment default, bankruptcy and insolvency, a cross-default provision with respect to other material indebtedness, default based on the unenforceability, invalidity or revocation of a the GECC Loan and Security Agreement or any other related documents (including any guarantee or applicable subordination agreement) or any security interests, the occurrence of a material adverse effect (as defined in the GECC Loan and Security Agreement) and certain changes in control, including if the chief executive officer or chief financial officer of the borrower cease to be involved in the daily operations or management of the business, if certain holders cease to own or control at least 51% of the outstanding capital stock of the Company, if the Company ceased to own or control all the economic and voting rights of the borrower and if the borrower ceased to own or control, directly or indirectly, all of the economic or voting rights of each of its subsidiaries.

        The occurrence of an event of default under the GECC Credit Facility could have triggered the acceleration of the obligations under the GECC Credit Facility or allowed the agent or lenders to exercise other rights and remedies, including rights against the assets which secured the GECC Credit Facility and rights under guarantees provided to support the obligations under the GECC Credit Facility.

        The GECC Loan and Security Agreement contained a number of affirmative and restrictive covenants including reporting requirements, compliance with laws, protection of intellectual property and other collateral covenants, and limitations, subject to certain exceptions set forth in the GECC Loan and Security Agreement, on liens and indebtedness, limitations on dispositions, limitations on mergers and acquisitions, limitations on restricted payments and investments, limitations on transactions with the Company's affiliates, limitations on changes in business, limitations on amendments and waivers of certain agreements, and limitations on waivers and amendments to certain agreements, including certain portions of the Paul Capital agreements, the Company's organizational documents, and documents relating to debt that is subordinate to the Company's obligations under the GECC Credit Facility.

        On November 24, 2010, the GECC Credit Facility was repaid in full, from the proceeds of the term loan under the Hercules Credit Facility, as further described below. The Company incurred a loss on the extinguishment of debt of approximately $184,000. Interest expense associated with the facility was $0.3 million for the year ended December 31, 2010.

  Hercules Credit Facility

        On November 24, 2010, the Company entered into a $26.25 million credit facility with Hercules Technology Growth Capital, Inc. and Hercules Technology III, L.P., as lenders (the "Hercules Credit Facility"). At the closing of the Hercules Credit Facility, the Company entered into a term loan in the aggregate principal amount of $26.25 million, which was the full amount available under the Hercules Credit Facility. As of December 31, 2010, the entire term loan of $26.25 million was outstanding. The term loan under the Hercules Credit Facility is comprised of two tranches, Tranche A and Tranche B. The Tranche A portion of the term loan is comprised of $11.25 million in principal and carries a floating per annum interest rate equal to 10.25% plus the amount, if any, by which the prime rate exceeds 4.00%. Upon the release of the investors' guaranty (described below), the interest rate on the Tranche A portion of the term loan will increase to a floating per annum interest rate equal to 11.00% plus the amount, if any, by which the prime rate exceeds 4.00%. The Tranche B portion of the term loan is comprised of $15.0 million in principal and carries a floating per annum interest rate equal to 12.65% plus the amount, if any, by which the prime rate exceeds 4.00%. As of December 31, 2010, the interest rate on the Tranche A portion was 10.25% and on the Tranche B portion was 12.65%. Interest on the term loan is payable monthly. If there is an event of default under the Hercules Credit Facility, the Company will be obligated to pay interest at a higher default rate. The proceeds of the term loan under the Hercules Credit Facility have been used to repay the GECC Credit Facility in full and will be used for other general corporate purposes.

        As further consideration to the lenders to provide the term loan to the Company under the Hercules Credit Facility, the Company issued to the lenders a warrant to purchase 178,986 shares of the Company's Series A convertible preferred stock. If after the closing date of the Hercules Credit Facility and prior to the completion of the Company's initial public offering, the Company issues equity securities in a private placement then the lenders may, at their option, exercise the warrant for the same class and type of equity securities that the Company issues in such private placement in lieu of Series A convertible preferred stock. The exercise price for the shares to be issued under the warrant is equal to the lower of $13.44 per share or the price per share paid in the next private placement. The warrant is valid from the date of issuance until the earlier to occur of ten (10) years from the date of issuance or five (5) years following the effective date of a registration statement for an initial public offering. As further described in Note 18, the Company has completed an initial public offering on February 8, 2011 and no private placement occurred prior to its completion.

        The Hercules Credit Facility provides for an "interest only period" when no principal amounts are due and payable. The interest only period runs initially from November 24, 2010 through August 31, 2011, but can be extended, at the Company's request, to either November 30, 2011 or February 28, 2012 if certain conditions are satisfied. Following the end of the interest only period, the term loan is to be repaid in 33 equal monthly installments of principal and interest beginning on the first business day after the month in which the interest only period ends. Amounts repaid may not be re-borrowed. The Company can, at any time, prepay all or any part of the term loan provided that so long as the investors' guaranty (as described below) is in effect, the Company cannot prepay any part of the Tranche A portion of the term loan without the lenders' consent if any of the Tranche B portion is outstanding. If the investors' guaranty is not in effect, then any prepayments are to be applied pro rata across the outstanding balance of both portions of the term loan. In connection with any prepayments of the term loan under the Hercules Credit Facility, the Company is required to pay, in addition to all principal and accrued and unpaid interest on such term loan, a prepayment charge equal to 1.25% of the principal amount being prepaid. In addition, there is an end of term charge that is payable to the lenders upon the earliest to occur of the maturity date, the prepayment in full of the Company's obligations under the Hercules Credit Facility and the acceleration of the Company's obligations under the Hercules Credit Facility.

        The Hercules Credit Facility is secured by a first priority lien on all of the Company's assets other than the assets that secure the Company's obligations under the Amended and Restated Royalty Interests Assignment Agreement (as described below). In addition, the Hercules Credit Facility is guaranteed by certain of the Company's investors (other than entities affiliated with HBM) on a several and not joint basis, which guarantee is limited to each investor's pro rata portion of the outstanding principal and accrued and unpaid interest under the Hercules Credit Facility, but in no event exceeding $11.25 million in the aggregate. The Hercules loan agreement, provides that upon the occurrence of certain circumstances and upon the Company's request, the investors' guarantee may be terminated and released.

        The Hercules loan and security agreement also contains a provision that entitles the lenders to, subject to applicable securities laws and regulatory requirements, a limited right to participate in any equity financings that occur between the closing date of the Hercules Credit Facility and the completion of the Company's initial public offering.

        The Hercules loan and security agreement contains events of default including payment default, default arising from the breach of the provisions of the Hercules loan and security agreement and related documents (including the occurrence of certain changes in control, including if the Company's chief executive officer ceases under certain conditions to be involved in the daily operations or management of the business, or if certain holders of the Company's capital stock cease to retain, after the consummation of certain corporate transactions, shares representing more than 50% of the surviving entity after such transactions (provided that the Company's initial public offering shall not constitute such a change in control)) or the inaccuracy of representations and warranties contained in the loan and security agreement, attachment default, bankruptcy and insolvency, cross-default with respect to certain other indebtedness (including certain events under the Amended and Restated Royalty Interests Assignment Agreement), breach of the terms of any guarantee (including the investors' guarantee) of the Hercules Credit Facility, the occurrence of a material adverse effect (as defined in the Hercules loan and security agreement).

        The occurrence of an event of default under the Hercules Credit Facility could trigger the acceleration of the Company's obligations under the Hercules Credit Facility or allow the lenders to exercise other rights and remedies, including rights against the Company's assets that secure the Hercules Credit Facility and rights under guarantees provided to support the obligations under the Hercules Credit Facility.

        The Hercules loan and security agreement contains a number of affirmative and restrictive covenants, including reporting requirements and other collateral limitations, certain limitations on liens and indebtedness, dispositions, mergers and acquisitions, restricted payments and investments, corporate changes and waivers and amendments to certain agreements, the Company's organizational documents, and documents relating to debt that is subordinate to the Company's obligations under the Hercules Credit Facility.

        In connection with entering into the Hercules Credit Facility, the maturity dates of the 2009 Convertible Notes, the 2009 Secured Notes and the 2010 Secured Notes were extended to the earliest of (1) a sale of the Company, (2) the date which is 30 days after the last day of the month that is 33 months after the expiration of the "interest only period" under the Hercules Credit Facility (as described above) and (3) 91 days after the date that all obligations under the Hercules Credit Facility are paid in full and the Hercules Credit Facility is terminated.

        In connection with entering into the Hercules Credit Facility, the holders of the 2010 Convertible Notes entered into a subordination and intercreditor agreement with the lenders under the Hercules Credit Facility pursuant to which the 2010 Convertible Notes were subordinated to the Hercules Credit Facility. The holders of the 2010 Convertible Notes previously entered into a separate intercreditor agreement with the holders of the 2010 Secured Notes and the 2010 Secured Notes pursuant to which the 2010 Convertible Notes were subordinated to the 2010 Secured Notes and the 2010 Secured Notes, and the holders of the 2010 Secured Notes agreed to share payments pro rata with the holders of the 2010 Secured Notes.

        The end of term charge of approximately $0.6 million has been recorded in accrued expenses and as a discount to the Hercules Credit Facility and amortized as a component of interest expense over the original term. The warrants, valued at approximately $0.6 million, have also been recorded as a discount to the Hercules Credit Facility and amortized as a component of interest expense over the original term. For the year ended December 31, 2010, the combined amortization of the discount was $32,000. The financing costs of approximately $0.5 million were capitalized and are being amortized as a component of interest expense over the original term. The outstanding principal and accrued interest on the Hercules Credit Facility was $26.5 million as of December 31, 2010, and interest expense associated with the facility was $0.3 million for the year ended December 31, 2010.

  Sale of Royalty Interests

        In 2000, PPI-California and SkyePharma PLC entered into a Royalty Interests Assignment Agreement ("PLC Royalty Agreement") with an affiliate of Paul Capital Advisors, LLC ("Paul Capital") to raise $30 million. Under the PLC Royalty Agreement, Paul Capital had the right to receive a royalty interest in four of SkyePharma's product sales including product sales of and other payments related to DepoCyt(e) and DepoDur. Payments began for product sales realized on or after January 1, 2003 and continue through December 31, 2014.

        In connection with the Acquisition, the PLC Royalty Agreement was amended ("Amended and Restated Royalty Interests Assignment Agreement"). As part of this amendment the responsibility to pay the royalty interest in product sales of DepoCyt(e) and DepoDur were transferred to the Company and the payment to Paul Capital in a "Purchase Option Event" of the Company, as described below, was defined. The net present value of royalties expected to be repaid to Paul Capital (the "royalty interest obligation") was valued at $13.0 million.

        The Company recorded the royalty interest obligation as a liability in the Company's consolidated balance sheets in accordance with ASC 470-10-25, Sales of Future Revenues. The Company imputes interest expense associated with this liability using the effective interest rate method. The effective interest rate may vary during the term of the agreement depending on a number of factors including the actual sales of DepoCyt(e) and DepoDur and a significant estimation, performed quarterly, of certain of the Company's future cash flows related to these products during the remaining term of the Royalty Interests Assignment Agreement which terminates on December 31, 2014. Any adjustment to the estimates is reflected in the Company's consolidated statements of operations as interest income (expense). In addition, such cash flows are subject to foreign exchange movements related to sales of DepoCyt(e) and DepoDur denominated in currencies other than U.S. dollars.

        The PLC Royalty Agreement also includes a provision for a "Purchase Option Event." The events include: (1) any change of control, a direct or indirect consequence of which is a material abatement of efforts to develop, market or sell any of the products or reformulated products; or (2) the transfer by the parent of all or substantially all of the parent's consolidated assets; or (3) the transfer by the Company of all or any part of their respective interests in the products or reformulated products, or (4) bankruptcy or other breach or default under the agreement.

        In the event a Purchase Option Event occurs, Paul Capital shall have the right, but not the obligation, exercisable within 90 days, to require the Company to repurchase from Paul Capital the Royalty Interests Assignment, for a repurchase price equal to 50% of the cumulative amount of all payments made during the preceding 24 months (calculated from the date of the Purchaser's receipt of the notice from the Company of the Purchase Option Event) multiplied by the number of days from the date of Paul Capital's exercise of such option until December 31, 2014, divided by 365.

        The Company has no minimum payment obligations under the PLC Royalty Agreement. However, the repayment of the Paul Capital liability is supported through a jointly controlled lockbox, where all DepoCyt(e) and DepoDur supply revenue and royalties are received. Commencing April 1 of every year, the first $2.5 million received in the lockbox is restricted and will be used to make quarterly payments due to Paul Capital, if any, under the agreement during the subsequent 12 month period. On March 31 of the subsequent year, the balance of cash in the lockbox, if any, is remitted to Pacira. The PLC Royalty Agreement terminates on December 31, 2014. The PLC Royalty Agreement pertains only to DepoCyt(e) and DepoDur, and does not include revenue related to EXPAREL or any other product candidates. $1.3 million and $1.2 million was in the lockbox and included in restricted cash in the Company's consolidated balance sheets as of December 31, 2010 and 2009, respectively.